Expense Example	Jul. 31, 2026 USD ($)
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | GuidePath(R) Growth Allocation Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | GuidePath(R) Conservative Allocation Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | GuidePath(R) Tactical Allocation Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | GuidePath(R) Absolute Return Allocation Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	2,025
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | GuidePath(R) Multi-Asset Income Allocation Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | GuidePath(R) Flexible Income Allocation Fund Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | GuidePath(R) Conservative Income Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,205
Service Shares Prospectus | GuidePath(R) Income Fund | GuidePath(R) Income Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | GuidePath(R) Growth and Income Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,073
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | GuidePath® Growth Allocation Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,911
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | GuidePath® Conservative Allocation Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	175
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	2,030
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | GuidePath® Tactical Allocation Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	1,955
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | GuidePath® Absolute Return Allocation Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	792
Expense Example, with Redemption, 5 Years	1,361
Expense Example, with Redemption, 10 Years	2,907
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | GuidePath® Multi-Asset Income Allocation Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	197
Expense Example, with Redemption, 3 Years	611
Expense Example, with Redemption, 5 Years	1,051
Expense Example, with Redemption, 10 Years	2,274
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | GuidePath® Flexible Income Allocation Fund RS Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	207
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	$ 2,369